iShares®

iShares, Inc.

iShares Trust

iShares U.S. ETF Trust

Supplement dated January 19, 2022 (the “Supplement”)

to the Prospectus (the “Prospectus”) for each of the funds

listed in Appendix A and Appendix B (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus.

Change in “Shareholder Information”

The last paragraph in the section of the Prospectus entitled “Buying and Selling Shares” for each Fund listed in Appendix A is deleted in its entirety and replaced with the following:

Section 12(d)(1) of the 1940 Act generally restricts investments by investment companies, including foreign and unregistered investment companies, in the securities of other investment companies. For example, a registered investment company (the “Acquired Fund”), such as the Fund, may not knowingly sell or otherwise dispose of any security issued by the Acquired Fund to any investment company (the “Acquiring Fund”) or any company or companies controlled by the Acquiring Fund if, immediately after such sale or disposition: (i) more than 3% of the total outstanding voting stock of the Acquired Fund is owned by the Acquiring Fund and any company or companies controlled by the Acquiring Fund or (ii) more than 10% of the total outstanding voting stock of the Acquired Fund is owned by the Acquiring Fund and other investment companies and companies controlled by them. Although SEC rules may permit registered investment companies and unit investment trusts (“Investing Funds”) that enter into an investment agreement with the Trust to invest in iShares funds beyond the limits set forth in Section 12(d)(1) of the 1940 Act subject to certain terms and conditions, the Fund does not permit such investments. Accordingly, Investing Funds must adhere to the limits set forth in Section 12(d)(1) of the 1940 Act when investing in the Fund. In addition, foreign investment companies are permitted to invest in the Fund only up to the limits set forth in Section 12(d)(1), subject to any applicable SEC no-action relief.

The last paragraph in the section of the Prospectus entitled “Buying and Selling Shares” for each Fund listed in Appendix B is deleted in its entirety and replaced with the following:

Section 12(d)(1) of the 1940 Act generally restricts investments by investment companies, including foreign and unregistered investment companies, in the securities of other investment companies. For example, a registered investment company (the “Acquired Fund”), such as the Fund, may not knowingly sell or otherwise dispose of any security issued by the Acquired Fund to any investment company (the “Acquiring Fund”) or any company or companies controlled by the Acquiring Fund if, immediately after such sale or disposition: (i) more than 3% of the total outstanding voting stock of the Acquired Fund is owned by the Acquiring Fund and any company or companies controlled by the Acquiring Fund, or (ii) more than 10% of the total outstanding voting stock of the Acquired Fund is owned by the Acquiring Fund and other investment companies and companies controlled by them. However, registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules. In order for a registered investment company to invest in shares of the Fund beyond the limitations of Section 12(d)(1) in reliance on Rule 12d1-4 under the 1940 Act, the registered investment company must, among other things, enter into an agreement with the Trust or Company, as applicable. Foreign investment companies are permitted to invest in the Fund only up to the limits set forth in Section 12(d)(1), subject to any applicable SEC no-action relief.

Appendix A

Supplement to Prospectus dated as of July 30, 2021:

iShares Currency Hedged JPX-Nikkei 400 ETF (HJPX)

iShares Russell 2500 ETF (SMMD)

Supplement to Prospectus dated as of March 1, 2021:

iShares iBonds Mar 2023 Term Corporate ETF (IBDD)

Supplement to Prospectus dated as of March 1, 2021

BlackRock Short Maturity Municipal Bond ETF (MEAR)

iShares Yield Optimized Bond ETF (BYLD)

Supplement to Prospectus dated as of March 1, 2021 (as revised December 1, 2021):

iShares Interest Rate Hedged Corporate Bond ETF (LQDH)

iShares Interest Rate Hedged Emerging Markets Bond ETF (EMBH)

iShares Interest Rate Hedged High Yield Bond ETF (HYGH)

iShares Interest Rate Hedged Long-Term Corporate Bond ETF (IGBH)

Appendix B

Supplement to Prospectus dated as of March 1, 2021:

BlackRock Short Maturity Bond ETF (NEAR)

iShares 0-5 Year High Yield Corporate Bond ETF (SHYG)

iShares 0-5 Year Investment Grade Corporate Bond ETF (SLQD)

iShares 1-3 Year International Treasury Bond ETF (ISHG)

iShares Aaa - A Rated Corporate Bond ETF (QLTA)

iShares Bloomberg Roll Select Commodity Strategy ETF (CMDY)

iShares Broad USD High Yield Corporate Bond ETF (USHY)

iShares CMBS ETF (CMBS)

iShares Convertible Bond ETF (ICVT)

iShares Core 1-5 Year USD Bond ETF (ISTB)

iShares Core International Aggregate Bond ETF (IAGG)

iShares Core Total USD Bond Market ETF (IUSB)

iShares ESG Advanced High Yield Corporate Bond ETF (HYXF)

iShares Fallen Angels USD Bond ETF (FALN)

iShares Gold Strategy ETF (IAUF)

iShares GSCI Commodity Dynamic Roll Strategy ETF (COMT)

iShares iBonds Dec 2022 Term Corporate ETF (IBDN)

iShares iBonds Dec 2022 Term Muni Bond ETF (IBMK)

iShares iBonds Dec 2022 Term Treasury ETF (IBTB)

iShares iBonds Dec 2023 Term Corporate ETF (IBDO)

iShares iBonds Dec 2023 Term Muni Bond ETF (IBML)

iShares iBonds Dec 2023 Term Treasury ETF (IBTD)

iShares iBonds Dec 2024 Term Corporate ETF (IBDP)

iShares iBonds Dec 2024 Term Muni Bond ETF (IBMM)

iShares iBonds Dec 2024 Term Treasury ETF (IBTE)

iShares iBonds Dec 2025 Term Corporate ETF (IBDQ)

iShares iBonds Dec 2025 Term Muni Bond ETF (IBMN)

iShares iBonds Dec 2025 Term Treasury ETF (IBTF)

iShares iBonds Dec 2026 Term Corporate ETF (IBDR)

iShares iBonds Dec 2026 Term Muni Bond ETF (IBMO)

iShares iBonds Dec 2026 Term Treasury ETF (IBTG)

iShares iBonds Dec 2027 Term Corporate ETF (IBDS)

iShares iBonds Dec 2027 Term Muni Bond ETF (IBMP)

iShares iBonds Dec 2027 Term Treasury ETF (IBTH)

iShares iBonds Dec 2028 Term Muni Bond ETF (IBMQ)

iShares iBonds Dec 2028 Term Treasury ETF (IBTI)

iShares iBonds Dec 2029 Term Corporate ETF (IBDU)

iShares iBonds Dec 2029 Term Treasury ETF (IBTJ)

iShares iBonds Dec 2030 Term Corporate ETF (IBDV)

iShares iBonds Dec 2030 Term Treasury ETF (IBTK)

iShares iBonds Mar 2023 Term Corporate ex-Financials ETF (IBCE)

iShares International High Yield Bond ETF (HYXU)

iShares International Treasury Bond ETF (IGOV)

iShares J.P. Morgan EM Corporate Bond ETF (CEMB)

iShares J.P. Morgan EM High Yield Bond ETF (EMHY)

iShares J.P. Morgan USD Emerging Markets Bond ETF (EMB)

iShares TIPS Bond ETF (TIP)

iShares Treasury Floating Rate Bond ETF (TFLO)

iShares U.S. Fixed Income Balanced Risk Factor ETF (FIBR)

iShares US & Intl High Yield Corp Bond ETF (GHYG)

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-12d1-4-0122

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FOR FUTURE REFERENCE